Horizon Dividend Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	1,392	$634,237

Air Freight & Logistics - 0.4%
FedEx Corp.	2,320	536,082

Banks - 0.5%
Fifth Third Bancorp	3,248	148,661
PNC Financial Services Group, Inc.	464	96,252
Regions Financial Corp.	12,064	330,433
		575,346

Beverages - 2.9%
Brown-Forman Corp. - Class B	4,640	138,922
Constellation Brands, Inc. - Class A	928	150,280
Molson Coors Beverage Co. - Class B	2,784	140,564
PepsiCo, Inc.	21,344	3,172,786
		3,602,552

Biotechnology - 7.5%
AbbVie, Inc.	14,848	3,124,019
Amgen, Inc.	11,600	3,337,436
Gilead Sciences, Inc.	24,128	2,725,740
		9,187,195

Building Products - 0.3%
A O Smith Corp.	1,856	132,314
Allegion PLC	928	157,574
Masco Corp.	1,856	136,212
		426,100

Capital Markets - 3.2%
Ameriprise Financial, Inc.	464	238,872
Blackstone, Inc.	10,208	1,749,651
Cboe Global Markets, Inc.	464	109,481
CME Group, Inc.	928	247,321
FactSet Research Systems, Inc.	464	173,221
Franklin Resources, Inc.	5,104	130,969
Invesco Ltd.	7,424	162,511
MarketAxess Holdings, Inc.	464	85,302
MSCI, Inc.	928	526,844
T Rowe Price Group, Inc.	4,176	449,421
		3,873,593

Chemicals - 0.4%
CF Industries Holdings, Inc.	2,784	241,178
Eastman Chemical Co.	1,392	97,913
LyondellBasell Industries NV - Class A	1,856	104,586
		443,677

Commercial Services & Supplies - 0.1%
Rollins, Inc.	2,320	131,173

Communications Equipment - 1.1%
Cisco Systems, Inc.	19,488	1,346,426

Consumer Finance - 0.2%
Synchrony Financial	3,248	247,952

Consumer Staples Distribution & Retail - 0.4%
Target Corp.	4,640	445,347

Containers & Packaging - 0.1%
Avery Dennison Corp.	464	79,646
Packaging Corp. of America	464	101,133
		180,779

Distributors - 0.2%
LKQ Corp.	3,248	105,950
Pool Corp.	464	144,169
		250,119

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	24,128	706,709
Verizon Communications, Inc.	52,896	2,339,590
		3,046,299

Electric Utilities - 0.2%
Edison International	4,176	234,399

Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity PLC	6,032	1,245,608

Energy Equipment & Services - 1.1%
Halliburton Co.	14,848	337,495
Schlumberger NV	27,840	1,025,626
		1,363,121

Financial Services - 0.1%
Jack Henry & Associates, Inc.	464	75,753

Food Products - 1.1%
Conagra Brands, Inc.	5,568	106,516
General Mills, Inc.	6,960	343,337
Hershey Co.	4,176	767,340
Hormel Foods Corp.	3,712	94,433
		1,311,626

Ground Transportation - 1.2%
Union Pacific Corp.	6,496	1,452,311

Health Care Providers & Services - 0.1%
Quest Diagnostics, Inc.	464	84,281

Hotels, Restaurants & Leisure - 4.4%
Darden Restaurants, Inc.	1,392	288,060
Domino's Pizza, Inc.	464	212,651
Las Vegas Sands Corp.	8,816	508,066
McDonald's Corp.	11,600	3,637,064
Starbucks Corp.	1,392	122,761
Yum! Brands, Inc.	4,176	613,747
		5,382,349

Household Durables - 0.7%
Garmin Ltd.	2,784	673,227
Lennar Corp. - Class A	1,392	185,331
		858,558

Household Products - 5.8%
Clorox Co.	1,856	219,379
Colgate-Palmolive Co.	10,672	897,195
Kimberly-Clark Corp.	5,568	719,052
Procter & Gamble Co.	33,408	5,246,392
		7,082,018

Insurance - 3.9%
Aflac, Inc.	5,104	545,413
Allstate Corp.	928	188,802
Cincinnati Financial Corp.	1,856	285,082
Erie Indemnity Co. - Class A	464	164,432
Everest Group Ltd.	464	158,632
Hartford Insurance Group, Inc.	3,712	491,135
Principal Financial Group, Inc.	3,712	298,853
Progressive Corp.	10,208	2,521,989
Prudential Financial, Inc.	928	101,764
		4,756,102

Interactive Media & Services - 0.1%
Match Group, Inc.	3,712	138,606

IT Services - 3.6%
Accenture PLC - Class A	13,920	3,618,782
Cognizant Technology Solutions Corp. - Class A	10,208	737,528
		4,356,310

Leisure Products - 0.1%
Hasbro, Inc.	1,856	150,652

Machinery - 2.5%
IDEX Corp.	464	76,328
Illinois Tool Works, Inc.	5,568	1,473,571
Nordson Corp.	464	104,442
PACCAR, Inc.	10,672	1,066,986
Snap-on, Inc.	928	301,823
		3,023,150

Media - 2.2%
Comcast Corp. - Class A	77,024	2,616,505
Omnicom Group, Inc.	1,392	109,036
		2,725,541

Oil, Gas & Consumable Fuels - 14.7%
APA Corp.	6,496	150,837
Chevron Corp.	30,624	4,918,214
ConocoPhillips	24,128	2,387,948
Coterra Energy, Inc.	12,064	294,844
Devon Energy Corp.	3,712	134,003
Diamondback Energy, Inc.	4,176	621,222
EOG Resources, Inc.	12,528	1,563,745
Exxon Mobil Corp.	47,792	5,462,148
Kinder Morgan, Inc.	4,176	112,669
Marathon Petroleum Corp.	928	166,771
Occidental Petroleum Corp.	2,784	132,546
ONEOK, Inc.	7,424	567,045
Phillips 66	928	123,962
Targa Resources Corp.	3,248	544,885
Texas Pacific Land Corp.	464	433,135
Valero Energy Corp.	1,392	211,598
Williams Cos., Inc.	1,856	107,425
		17,932,997

Personal Care Products - 0.3%
Kenvue, Inc.	20,880	432,425

Pharmaceuticals - 12.4%
Bristol-Myers Squibb Co.	45,008	2,123,477
Johnson & Johnson	37,584	6,658,757
Merck & Co., Inc.	58,000	4,878,960
Pfizer, Inc.	25,984	643,364
Zoetis, Inc.	5,104	798,266
		15,102,824

Professional Services - 2.0%
Automatic Data Processing, Inc.	3,712	1,128,633
Broadridge Financial Solutions, Inc.	1,392	355,823
Paychex, Inc.	6,496	905,900
		2,390,356

Semiconductors & Semiconductor Equipment - 9.1%
Analog Devices, Inc.	3,712	932,863
Applied Materials, Inc.	9,280	1,491,853
KLA Corp.	1,392	1,213,824
Lam Research Corp.	12,992	1,301,149
NXP Semiconductors NV	2,320	544,852
QUALCOMM, Inc.	24,592	3,952,672
Skyworks Solutions, Inc.	9,744	730,215
Texas Instruments, Inc.	4,640	939,507
		11,106,935

Specialty Retail - 3.2%
Best Buy Co., Inc.	2,784	205,014
Home Depot, Inc.	4,176	1,698,671
Lowe's Cos., Inc.	3,712	957,919
TJX Cos., Inc.	5,568	760,644
Williams-Sonoma, Inc.	1,856	349,281
		3,971,529

Technology Hardware, Storage & Peripherals - 1.4%
HP, Inc.	34,800	993,192
NetApp, Inc.	6,960	785,018
		1,778,210

Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. - Class B	27,840	2,153,981
Ralph Lauren Corp.	464	137,776
Tapestry, Inc.	1,392	141,733
		2,433,490

Tobacco - 2.7%
Altria Group, Inc.	37,120	2,494,835
Philip Morris International, Inc.	4,640	775,483
		3,270,318

Trading Companies & Distributors - 0.6%
Fastenal Co.	10,672	529,972
WW Grainger, Inc.	169	171,281
		701,253

Wireless Telecommunication Services - 2.5%
T-Mobile US, Inc.	12,064	3,040,007
TOTAL COMMON STOCKS (Cost $116,572,857)		121,327,606

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(a)	489,979	489,979
TOTAL MONEY MARKET FUNDS (Cost $489,979)		489,979

TOTAL INVESTMENTS - 99.7% (Cost $117,062,836)		121,817,585
Other Assets in Excess of Liabilities - 0.3%		361,771
TOTAL NET ASSETS - 100.0%		$122,179,356
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Horizon Dividend Income ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
SPDR S&P 500 ETF Trust, Expiration: 09/02/2025; Exercise Price: $652.19 (b)(c)	$(26,898,585)	(417)	$(1,168)
TOTAL WRITTEN OPTIONS (Premiums received $31,453)			$(1,168)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Dividend Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$121,327,606	$–	$–	$121,327,606
Money Market Funds	489,979	–	–	489,979
Total Investments	$121,817,585	$–	$–	$121,817,585

Liabilities:
Investments:
Written Options	$–	$(1,168)	$–	$(1,168)
Total Investments	$–	$(1,168)	$–	$(1,168)

Refer to the Schedule of Investments for further disaggregation of investment categories.